Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories
Crude oil	$ 1,177.0	$ 1,203.0
Refined products	1,033.0	1,268.0
Materials, supplies and merchandise	702.0	664.0
Energy trading commodity inventories	247.0	333.0
Total current inventories	3,159.0	3,468.0
Write-downs (reversals of write-downs) of inventories
Product inventory expensed	14,800.0	11,600.0
Crude oil inventory write-down	0.0	0.0
Materials, supplies and merchandise inventory write-down	$ 0.0	$ 0.0